Earnings Per Share - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Jan. 31, 2016
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Anti dilutive securities		10,100,000	8,200,000
Common shares repurchased	0		2,100,000
Aggregate cost of common shares repurchased			$ 14,000,000
Common shares held in treasury	1,286,869		1,286,869
Maximum [Member]
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Common shares to be repurchased, amount					$ 300,000,000
Stock Options [Member]
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Anti dilutive securities	6,500,000	8,000,000	6,500,000	8,000,000
Restricted Stock Units (RSUs) [Member]
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Anti dilutive securities		2,100,000	1,700,000